Employee Benefit Plan, Master Trust (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
EBP, Master Trust

	2025	2024
Assets:
Investments, at fair value:
Common stocks	$1,998,765,206	$1,729,288,334
Preferred stocks	5,792,156	5,311,051
Fixed income securities
Government mortgage-backed securities	—	1,339
Mutual funds	26,745,671	20,965,394
Exchange traded funds	12,017,476	10,856,546
Common collective trusts	3,513,747,346	3,270,747,245
Total investments at fair value	5,557,067,855	5,037,169,909

Investments, at contract value:
Separate account GICs	—	674,066,352
Traditional GICs	—	110,712,073
Synthetic GICs	1,562,666,956	1,026,859,103
Total investments at contract value	1,562,666,956	1,811,637,528

Cash	682,569	701,762
Receivables for securities sold	651,612	1,400,597
Accrued income	8,079,425	6,862,541
Other assets	—	170,044
Total assets	7,129,148,417	6,857,942,381

Liabilities:
Payables for securities purchased	3,150,532	3,035,881
Accrued expenses	3,431,672	4,798,765
Other liabilities	96	1,186
Total liabilities	6,582,300	7,835,832

Master Trust net assets	$7,122,566,117	$6,850,106,549

EBP, Schedule of Allocation, Income and Change in Plan Equity

2025
Net appreciation (depreciation) in fair value of investments	$779,230,889

Investment income:
Interest income	60,796,842
Dividend income	33,300,698
Investment management expenses	(12,346,704)
Net investment income (loss)	$860,981,725

EBP, Master Trust	INTEREST IN MASTER TRUST

The objective of the Master Trust is to allow participants from affiliated plans to invest in several custom designed investment choices through separately managed accounts. The Master Trust contains several actively managed investment pools and commingled index funds offered to participants as “core investment options” and “age-targeted options.” The investment pools are managed by different investment managers through separately managed accounts at Northern Trust. The Master Trust also includes a stable value investment option (the "Stable Value Fund"). Effective January 1, 2025, the Plan added the Target Retirement 2065 Fund as a participant investment option.

At December 31, 2025 and 2024, no other plans participated in the Master Trust.

To participate in the Master Trust, affiliates who sponsor qualified savings plans and who have adopted the Master Trust Agreement are required to make payments to Northern Trust of designated portions of employees’ savings and other contributions by the affiliate. Investment income relating to the Master Trust is allocated based on the individual Plan’s specific interest within the Master Trust.

Master Trust Investments
The investments of the Master Trust are reported at fair value, except fully benefit-responsive investment contracts, which are reported at contract value. Purchases and sales of the investments within the Master Trust are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Mutual funds are valued at the net asset value of shares held by the Master Trust at year-end. Units held in common collective trusts (“CCTs”) are valued at the net asset value as reported by the CCTs’ trustee as a practical expedient to estimate fair value. If the Plan were to initiate a full redemption of a CCT, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

Common stock, preferred stock, exchange traded funds, options and futures held in the separately managed accounts and traded in active markets on national and international securities exchanges are valued at the closing price, the price of the last trade, or the mid-price on the last business day of each period presented.

Fixed income securities are valued using either the reported bid price at the close of business or pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings.

Forward foreign currency contracts, held in the separately managed accounts, are valued at fair value, as determined by Northern Trust (or independent third parties on behalf of the Master Trust), using quoted forward foreign currency exchange rates. At the end of each period presented, open contracts are valued at the current forward foreign currency exchange rates, and the change in market value is recorded as an unrealized gain or loss. When the contract is closed or delivery taken, the Master Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap contracts, held in the separately managed accounts, are valued at fair value, as determined by Northern Trust (or independent third parties on behalf of the Master Trust) utilizing pricing models and taking into consideration exchange quotations on underlying instruments, dealer quotations and other market information.

Investments denominated in currencies other than the United States dollar are converted using exchange rates prevailing at the end of the periods presented. Purchases and sales of such investments are translated at the rate of exchange on the respective dates of such transactions.

The Plan includes certain restrictions designed to prevent market timing transactions and excessive trading that prohibit the purchase and subsequent sale of certain funds within a specified timeframe. There is a minimum waiting period block of five business days which applies to all sell orders and repurchases of all Master Trust funds except the Stable Value Fund, for which there is no minimum waiting period.

Description of the Master Trust’s Investment Contracts
The Master Trust holds three types of investment contracts that are fully benefit-responsive: traditional guaranteed investment contracts ("GICs"), synthetic GICs and separate account GICs. These investment contracts are measured at contract value. Contract value is the relevant measurement attributable for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under the contracts, plus earnings, less participant withdrawals and administrative expenses.

Traditional GICs are comprised of assets held in the issuing company’s general account and are backed by the full faith and credit of the issuer. Synthetic and separate account GICs are backed by fixed income assets and are wrapped by the financially responsible insurance company. The Master Trust owns the underlying investments of the synthetic GICs, whereas for the separate account GICs, the Master Trust receives title to the investment contract invested in insurance company separate accounts established for the sole benefit of Stable Value Fund participants, but not the direct title to the assets in the separate account. Through February 2025, DCMC managed the futures contracts related to the synthetic contracts held by the Stable Value Fund. The underlying investments wrapped within the separate account contracts are managed by third party fixed income managers and include securities diversified across the broad fixed income market, such as, but not limited to, corporate bonds, mortgage related securities, government bonds, asset-backed securities, cash, cash equivalents, and certain non-leveraged derivatives. Short futures positions are used to reduce the duration of certain investment contracts, in an effort to provide protection against rising rates.

Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value for plan permitted benefit payments. Certain events may limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (i) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan); (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the Plan sponsor or other Plan sponsor events (i.e. divestitures or spin-offs of a subsidiary) which cause a significant withdrawal from the Plan; or (iv) the failure of the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such value event, which would limit the Plan’s ability to transact at contract value, is probable.

Based on certain events specified in fully benefit-responsive investment contracts, both the Plan/Master Trust and issuers of such investment contracts are permitted to terminate the investment contracts. If applicable, such terminations can occur prior to the scheduled maturity date.

Examples of termination events that permit issuers to terminate investment contracts include the following:

•The Plan sponsor’s receipt of a final determination notice from the IRS that the Plan does not qualify under Section 401(a) of the IRC.
•The Master Trust ceases to be exempt from federal income taxation under Section 501(a) of the IRC.
•The Plan/Master Trust or its representative breaches material obligations under the investment contract such as a failure to satisfy its fee payment obligations.
•The Plan/Master Trust or its representative makes a material misrepresentation.
•The Plan/Master Trust makes a material amendment to the Plan/Master Trust and/or the amendment adversely impacts the issuer.
•The Plan/Master Trust, without the issuer’s consent, attempts to assign its interest in the investment contract.
•The balance of the contract value is zero or immaterial.
•Mutual consent.
•The termination event is not cured within a reasonable time period, i.e., 30 days.
•The investment manager of the underlying securities is replaced without the prior written consent of the issuer.
•The underlying securities are managed in a way that does not comply with the investment guidelines.

At termination, the contract value is adjusted to reflect a discounted value based on surrender charges or other penalties for GICs.

If the issuer of a synthetic or separate account GIC chooses to terminate the contract, assuming no breach of contract by the contract holder, the issuer is contractually obligated to deliver to the contract holder either contract value or market value, whichever is greater at the time of termination, less any unpaid fees or charges. If the contract holder chooses to terminate the contract, they can choose to receive a cash value payout equal to the market value of the assets, or, if the market value is less than the contract value, they can choose to enter into a wind-down phase designed to immunize the difference between market and contract values over a time period agreed upon by both parties. The contract holder can choose to replace the contract issuer with a new issuer at any time, provided that all involved parties agree to the terms of transition.

Financial Instruments with Off-Balance Sheet Risk in the Master Trust
In accordance with the investment strategy of the managed accounts, the Master Trust’s investment managers execute transactions in various financial instruments that may give rise to varying degrees of off-balance sheet market and credit risk. These instruments can be executed on an exchange or negotiated in the over-the-counter market. These financial instruments include futures, forward settlement contracts, swap and option contracts.

Swap contracts include interest rate swap contracts which involve an agreement to exchange periodic interest payment streams (typically fixed vs. variable) calculated on an agreed-upon periodic interest rate multiplied by a predetermined notional principal amount.

The Master Trust invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Master Trust intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Master Trust is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Master Trust each day, depending on the daily fluctuations in the fair value of the underlying security. The Master Trust recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Master Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Market risk arises from the potential for changes in value of financial instruments resulting from fluctuations in interest and foreign exchange rates and in prices of debt and equity securities. The gross notional (or contractual) amounts used to express the volume of these transactions do not necessarily represent the amounts potentially subject to market risk. In many cases, these financial instruments serve to reduce, rather than increase, the Master Trust’s exposure to losses from market or other risks. In addition, the measurement of market risk is meaningful only when all related and offsetting transactions are identified. The Master Trust’s investment managers generally limit the Master Trust’s market risk by holding or purchasing offsetting positions.

As a writer of option contracts, the Master Trust receives a premium to become obligated to buy or sell financial instruments for a period of time at the holder’s option. During this period, the Master Trust bears the risk of an unfavorable change in the market value of the financial instrument underlying the option, but has no credit risk, as the counterparty has no performance obligation to the Master Trust once it has paid its cash premium.

The Master Trust is subject to credit risk of counterparty nonperformance on derivative contracts in a gain position, except for written options, which obligate the Master Trust to perform and do not give rise to any counterparty credit risk.
The following presents the Master Trust net assets at December 31, 2025 and 2024:

	2025	2024
Assets:
Investments, at fair value:
Common stocks	$1,998,765,206	$1,729,288,334
Preferred stocks	5,792,156	5,311,051
Fixed income securities
Government mortgage-backed securities	—	1,339
Mutual funds	26,745,671	20,965,394
Exchange traded funds	12,017,476	10,856,546
Common collective trusts	3,513,747,346	3,270,747,245
Total investments at fair value	5,557,067,855	5,037,169,909

Investments, at contract value:
Separate account GICs	—	674,066,352
Traditional GICs	—	110,712,073
Synthetic GICs	1,562,666,956	1,026,859,103
Total investments at contract value	1,562,666,956	1,811,637,528

Cash	682,569	701,762
Receivables for securities sold	651,612	1,400,597
Accrued income	8,079,425	6,862,541
Other assets	—	170,044
Total assets	7,129,148,417	6,857,942,381

Liabilities:
Payables for securities purchased	3,150,532	3,035,881
Accrued expenses	3,431,672	4,798,765
Other liabilities	96	1,186
Total liabilities	6,582,300	7,835,832

Master Trust net assets	$7,122,566,117	$6,850,106,549

At December 31, 2025 and 2024, the Plan's specific interest in the net assets of the Master Trust was 100%, and therefore the dollar amount of the Plan’s interest in each general type of investment, as well as the dollar amount of the Plan’s interest in the other assets and liabilities of the Master Trust is equivalent to the total Master Trust balances stated above.

The following presents the net investment income (loss) for the Master Trust for the year ended December 31, 2025:

2025
Net appreciation (depreciation) in fair value of investments	$779,230,889

Investment income:
Interest income	60,796,842
Dividend income	33,300,698
Investment management expenses	(12,346,704)
Net investment income (loss)	$860,981,725